Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss - GBP (£)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unaudited Condensed Consolidated Statements of Loss and Comprehensive Loss [Abstract]
Product revenue, net	£ 45,514,000	£ 23,992,000	£ 87,566,000	£ 31,674,000
Pre-product revenue, net	0	3,708,000	0	6,537,000
Total revenue from sale of therapies	45,514,000	27,700,000	87,566,000	38,211,000
Collaboration revenue	2,250,000	4,302,000	4,739,000	16,265,000
Total revenue	47,764,000	32,002,000	92,305,000	54,476,000
Cost of product revenue	(886,000)	(34,000)	(1,064,000)	(282,000)
Research and development expenses	(28,767,000)	(20,150,000)	(57,216,000)	(38,731,000)
Selling and administrative expenses	(33,884,000)	(18,811,000)	(67,185,000)	(38,916,000)
Operating loss	(15,773,000)	(6,993,000)	(33,160,000)	(23,453,000)
Finance income	3,412,000	118,000	5,958,000	128,000
Finance costs	(1,565,000)	(1,397,000)	(3,185,000)	(2,730,000)
Net finance income / (costs)	1,847,000	(1,279,000)	2,773,000	(2,602,000)
Loss before taxation	(13,926,000)	(8,272,000)	(30,387,000)	(26,055,000)
Income tax (charge) / credit	(151,000)	2,151,000	(387,000)	3,806,000
Loss for the period	(14,077,000)	(6,121,000)	(30,774,000)	(22,249,000)
Other comprehensive income / (loss) that is or may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	1,054,000	(323,000)	1,434,000	(118,000)
Total other comprehensive income / (loss) for the period	1,054,000	(323,000)	1,434,000	(118,000)
Total comprehensive income / (loss) for the period	£ (13,023,000)	£ (6,444,000)	£ (29,340,000)	£ (22,367,000)
Basic loss per share (in pounds per share)	£ (0.29)	£ (0.14)	£ (0.64)	£ (0.51)
Diluted loss per share (in pounds per share)	£ (0.29)	£ (0.14)	£ (0.64)	£ (0.51)